Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity is fundamental in our operations and we are committed to maintaining robust governance and oversight of cybersecurity risks. Senior management has implemented comprehensive processes and procedures for identifying, assessing, and managing material risks from cybersecurity threats as part of our broader risk management system Our cybersecurity risk management strategy prioritizes detection, analysis and response to known, anticipated or unexpected threats; effective management of security risks; and resiliency against incidents. With the ever-changing cybersecurity landscape and continual emergence of new cybersecurity threats, our senior management ensures that significant resources are devoted to cybersecurity risk management and the technologies, processes and people that support it. We implement risk-based controls to protect our information, the information of our customers, suppliers, and other third parties, our information systems, our business operations, and our vessels.

We have in place safety and security measures on our vessels and onshore operations to secure our operations against cybersecurity incidents. In order to assess, identify and manage material risks from cybersecurity threats we take into consideration the following:

(i)	IMO Resolution MSC.428(98): Code for the Safe Operation of Ships and Pollution Prevention, relating to maritime cyber risk management in safety management systems;
(ii)	BIMCO, OCIMF, INTERCARGO, INTERTANKO, ICS, CLIA, IUMI: The Guidelines on Cyber Security Onboard Ships;
(iii)	USCG Cyber Security Strategy and Bulletins;
(iv)	UK Cyber Security Code of Practice for ships; and
(v)	EU Regulation 679/2016: Protection of natural persons processing personal data.

The Information and Communication Technology Department (“ICT”) is responsible for monitoring, detecting and assessing cybersecurity risks and incidents at the Company, subsidiary and vessel level. The team is comprised of dedicated privacy, safety, and security professionals who oversee cybersecurity risk management and mitigation, incident prevention, detection, and remediation. We also annually engage third parties such as assessors, consultants to audit our information security programs, whose findings are reported, on occasion, to our senior management.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We implement risk-based controls to protect our information, the information of our customers, suppliers, and other third parties, our information systems, our business operations, and our vessels.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We have not had any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, operating results, or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]	We also annually engage third parties such as assessors, consultants to audit our information security programs, whose findings are reported, on occasion, to our senior management.

Our audit committee has oversight responsibility for risks and incidents relating to cybersecurity threats, including compliance with disclosure requirements, cooperation with law enforcement, and related effects on financial and other risks, and it reports any findings and recommendations, as appropriate, to our board of directors for consideration. Senior management regularly discusses cyber risks and trends and, should they arise, any material incidents with our audit committee.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our audit committee has oversight responsibility for risks and incidents relating to cybersecurity threats, including compliance with disclosure requirements, cooperation with law enforcement, and related effects on financial and other risks, and it reports any findings and recommendations, as appropriate, to our board of directors for consideration. Senior management regularly discusses cyber risks and trends and, should they arise, any material incidents with our audit committee.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Any incident assessed as potentially being or potentially becoming material is immediately escalated for further assessment and reported to any member of our senior management, who then consult with our audit committee.
Cybersecurity Risk Role of Management [Text Block]	Senior management regularly discusses cyber risks and trends and, should they arise, any material incidents with our audit committee.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Incidents are reviewed by the ICT Department Head
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Incidents are reviewed by the ICT Department Head, having the appropriate professional experience and academic background, to determine whether further escalation is appropriate.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	As part of our cybersecurity risk management system, our ICT department has established clear methodologies, reporting channels and governance principles, that are aligned with the broader risk management processes of our Company to remediate and resolve any cybersecurity incident. Incidents are reviewed by the ICT Department Head, having the appropriate professional experience and academic background, to determine whether further escalation is appropriate.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true